Credit Impairment Losses - Summary of Credit Impairment Losses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit impairment losses [abstract]
Financing guarantee contracts	¥ 2,933,903	¥ 772,614	¥ 120,961
Loans to customers	2,441,111	744,893	(63,240)
Accounts and other receivables and contract assets	991,903	1,499,344	794,116
Financial assets at amortized cost	272,909	18,193	1,010,867
Others	3,901	144	41
Credit impairment losses	¥ 6,643,727	¥ 3,035,188	¥ 1,862,745